REORGANIZATION COSTS	6 Months Ended
Sep. 30, 2021
REORGANIZATION COSTS
REORGANIZATION COSTS

13. REORGANIZATION COSTS

Reorganization costs represent the amounts incurred related to the filings under the CCAA Proceedings and consist of:

	Three months ended	Six months ended
	September 30, 2021	September 30, 2021
Professional and advisory costs	$10,796	$23,342
Key employee retention plan	2,701	5,237
Prepetition claims and other costs	5,080	10,007
	$18,577	$38,586